Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Instruments by category
Financial assets	¥ 83,047,834	¥ 83,613,004	¥ 68,410,449	¥ 87,143,310
Financial liabilities	39,620,839	39,065,281	25,261,277	34,835,207
Financial liabilities measured at FVTPL
Instruments by category
Financial liabilities	11,425,333	14,052,642	7,588,985	12,316,166
Financial liabilities measured at FVTPL | Other non-current liabilities
Instruments by category
Financial liabilities	36,632	173,526
Financial liabilities measured at FVTPL | Preferred shares issued by subsidiaries
Instruments by category
Financial liabilities	10,961,493	13,846,145	7,588,985	12,316,166
Financial liabilities measured at FVTPL | Accrued expenses and other current liabilities
Instruments by category
Financial liabilities	427,208	32,971
Financial liabilities measured at amortized cost
Instruments by category
Financial liabilities	28,195,506	25,012,639	17,672,292	22,519,041
Financial liabilities measured at amortized cost | Borrowings
Instruments by category
Financial liabilities	11,483,408	8,741,611	5,090,235	8,519,698
Financial liabilities measured at amortized cost | Lease liabilities
Instruments by category
Financial liabilities	1,174,249	1,128,473	1,467,761	1,308,610
Financial liabilities measured at amortized cost | Other non-current liabilities
Instruments by category
Financial liabilities	67,434	87,688	190,009	202,788
Financial liabilities measured at amortized cost | Accounts and notes payable
Instruments by category
Financial liabilities	4,477,990	4,594,287	2,913,770	4,755,715
Financial liabilities measured at amortized cost | Accrued expenses and other current liabilities
Instruments by category
Financial liabilities	10,992,425	10,460,580	8,010,517	7,732,230
Financial assets measured at FVTPL
Instruments by category
Financial assets	11,773,399	6,641,629	4,594,769	3,610,580
Financial assets measured at FVTPL | Other non-current assets
Instruments by category
Financial assets	4,605	10,811
Financial assets measured at FVTPL | Long-term and short-term treasury investments
Instruments by category
Financial assets	8,039,752	3,250,041	1,755,009	4,622
Financial assets measured at FVTPL | Other financial investments
Instruments by category
Financial assets	3,602,059	2,886,719	2,839,760	3,605,958
Financial assets measured at FVTPL | Prepayments, receivables and other current assets
Instruments by category
Financial assets	126,983	494,058
Financial assets measured at FVOCI
Instruments by category
Financial assets	7,170,428	10,309,545	7,573,095	13,431,049
Financial assets measured at FVOCI | Long-term and short-term treasury investments
Instruments by category
Financial assets	9,769	8,770
Financial assets measured at FVOCI | Other financial investments
Instruments by category
Financial assets	5,624,762	9,624,566	7,009,296	13,431,049
Financial assets measured at FVOCI | Prepayments, receivables and other current assets
Instruments by category
Financial assets	1,535,897	676,209	563,799
Financial assets measured at amortized cost
Instruments by category
Financial assets	64,104,007	66,661,830	56,242,585	70,101,681
Financial assets measured at amortized cost | Restricted cash
Instruments by category
Financial assets	1,743,045	1,159,979	821,289	551,355
Financial assets measured at amortized cost | Other non-current assets
Instruments by category
Financial assets	2,304,890	432,179	345,765	251,445
Financial assets measured at amortized cost | Long-term and short-term treasury investments
Instruments by category
Financial assets	32,979,473	23,876,171	25,410,501	16,890,772
Financial assets measured at amortized cost | Accounts receivable
Instruments by category
Financial assets	3,492,919	3,434,615	2,288,218	2,631,969
Financial assets measured at amortized cost | Prepayments, receivables and other current assets
Instruments by category
Financial assets	11,028,837	10,450,788	6,521,560	6,346,423
Financial assets measured at amortized cost | Cash and cash equivalents
Instruments by category
Financial assets	¥ 12,554,843	¥ 27,308,098	¥ 20,855,252	¥ 43,429,717